Non-controlling Interests (Tables)	6 Months Ended
Jun. 30, 2016
Non-controlling Interests (Abstract)
Non-controlling interests
	Six-month period ended June 30,
	2015	2016

Balance at the beginning of the period	$1,297,567	$-
Net income for the period	39,029	-
Decrease in DryShips equity for reduction in subsidiary ownership	50,023	-
Amortization of stock based compensation	841	-
Dividends declared	(20,525)	-
Other equity components	518	-
Other comprehensive income	115	-
Deconsolidation of Ocean Rig	(1,367,568)
Balance at the end of the period	$-	$-